                     METROPOLITAN LIFE SEPARATE ACCOUNT E
           METLIFE FINANCIAL FREEDOM SELECT(R) (E AND E BONUS CLASS)
                               VARIABLE ANNUITY

                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                        SUPPLEMENT DATED JULY 15, 2008
                                      TO
                        PROSPECTUS DATED APRIL 28, 2008

This supplement provides information in addition to that contained in the Prospectus dated April 28, 2008 for the Contract. It should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, write to us at 1600 Division Road, West Warwick, RI 02893 or call us at (800) 638-7732 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

1. In the Table of Expenses on the bottom of page 9, delete the Operating Expenses for the fiscal year ending December 31, 2008 of 0.52%, and the Minimum and Maximum Total Annual Expenses After Waiver and/or Reimbursement of Expenses of 0.52% and replace with the following:

                                                                     MINIMUM
                                                                     -------

    Operating Expenses for the fiscal year ending December 31, 2008.  0.54%

    After Waiver and/or Reimbursement of Expenses...................  0.53%

2. In the Examples beginning on page 14, delete the Minimum numbers for all of the Examples and replace with the following:

Example 1.--Fully Surrender on page 14.

                              1      3       5        10
                             ----   ----   ------   ------

                    Minimum. $235   $731   $1,263   $2,772

Example 2.--Fully Surrender on page 15.

                             1       3        5        10
                            ----   ------   ------   ------

                   Minimum. $587   $1,155   $1,792   $3,238

Example 2.--No Surrender on page 15.

                              1      3       5        10
                             ----   ----   ------   ------

                    Minimum. $280   $868   $1,493   $3,238

Example 3.--Full Surrender on page 15.

                               1      3      5       10
                              ----   ----   ----   ------

                     Minimum. $125   $389   $673   $1,481

Example 4.--Full Surrender on page 16.

                              1      3       5        10
                             ----   ----   ------   ------

                    Minimum. $480   $825   $1,226   $1,977

Example 4.--No Surrender on page 16.

                               1      3      5       10
                              ----   ----   ----   ------

                     Minimum. $170   $528   $910   $1,977

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             1600 Division Road          Telephone (800) 638-7732
             West Warwick, RI 02393

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
              METLIFE FINANCIAL FREEDOM SELECT(R) (B, L, C CLASS)
                               VARIABLE ANNUITY

                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                        SUPPLEMENT DATED JULY 15, 2008
                                      TO
                        PROSPECTUS DATED APRIL 28, 2008

This supplement provides information in addition to that contained in the Prospectus dated April 28, 2008 for the Contract. It should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, write to us at 1600 Division Road, West Warwick, RI 02893 or call us at (800) 638-7732 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

1. In the Table of Expenses on the bottom of page 8, delete the Operating Expenses for the fiscal year ending December 31, 2008 of 0.52%, and the Minimum and Maximum Total Annual Expenses After Waiver and/or Reimbursement of Expenses of 0.52% and replace with the following:

                                                                     MINIMUM
                                                                     -------

    Operating Expenses for the fiscal year ending December 31, 2008.  0.54%

    After Waiver and/or Reimbursement of Expenses...................  0.53%

2. In the Examples beginning on page 13, delete the Minimum numbers for all of the Examples and replace with the following:

Example 1.--Full Surrender on page 13.

                             1        3        5        10
                           ------   ------   ------   ------

                  Minimum. $1,218   $1,786   $2,384   $3,760

Example 1.--No Surrender on page 13.

                              1      3       5        10
                             ----   ----   ------   ------

                    Minimum. $300   $928   $1,594   $3,438

Example 2.--Full Surrender on page 14.

                             1       3        5        10
                            ----   ------   ------   ------

                   Minimum. $330   $1,018   $1,742   $3,729

Example 3.--Full Surrender on page 14.

                             1        3        5        10
                           ------   ------   ------   ------

                  Minimum. $1,232   $1,637   $2,159   $3,584

Example 3.--No Surrender on page 14.

                              1      3       5        10
                             ----   ----   ------   ------

                    Minimum. $315   $973   $1,668   $3,584

Example 4.--Full Surrender on page 15.

                             1        3        5        10
                           ------   ------   ------   ------

                  Minimum. $1,118   $1,476   $1,849   $2,554

Example 4.--No Surrender on page 15.

                              1      3       5        10
                             ----   ----   ------   ------

                    Minimum. $191   $589   $1,013   $2,190

Example 5.--Full Surrender on page 15.

                              1      3       5        10
                             ----   ----   ------   ------

                    Minimum. $221   $680   $1,166   $2,500

Example 6.--Full Surrender on page 15.

                             1        3        5        10
                           ------   ------   ------   ------

                  Minimum. $1,132   $1,321   $1,609   $2,346

Example 6.--No Surrender on page 16.

                              1      3       5        10
                             ----   ----   ------   ------

                    Minimum. $206   $635   $1,090   $2,346

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             1600 Division Road          Telephone (800) 638-7732
             West Warwick, RI 02393